Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000028524
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Advisor Class
Trading Symbol	QUAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across several sectors. Selection within consumer discretionary, information technology and energy added to gains, while selection within health care and real estate detracted. Sector allocation also contributed positively, with overweights to consumer discretionary and technology helping offset losses from underweights in communication services and utilities. Regional selection had a modest impact, while currency effects were not a significant factor during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$9,251	$10,561	$9,470
07/17	$11,313	$12,256	$11,152
07/18	$15,194	$14,246	$13,707
07/19	$17,158	$15,384	$13,540
07/20	$20,412	$17,223	$14,352
07/21	$28,924	$23,500	$20,237
07/22	$20,122	$22,410	$15,546
07/23	$21,509	$25,327	$17,346
07/24	$23,662	$30,936	$19,566
07/25	$25,187	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	6.45%	4.29%	9.68%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2000 Growth Index	3.15%	7.06%	7.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,061,118,294
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 24,215,933
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,061,118,294
# of Portfolio Holdings	105
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$24,215,933

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	23.9%
Industrials	22.6%
Health Care	20.2%
Consumer Discretionary	15.0%
Financials	9.0%
Consumer Staples	3.8%
Materials	1.8%
Investment Companies	1.0%
Communication Services	0.7%
Energy	0.6%
Short-Term Investments	4.8%
Other assets less liabilities	-3.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$80,554,940	2.6%
Rush Street Interactive, Inc.	$57,524,564	1.9%
SPX Technologies, Inc.	$55,945,214	1.8%
Modine Manufacturing Co.	$53,259,521	1.8%
Primoris Services Corp.	$49,785,984	1.6%
AeroVironment, Inc.	$49,017,463	1.6%
Piper Sandler Cos.	$46,315,463	1.5%
Construction Partners, Inc. - Class A	$46,218,042	1.5%
Semtech Corp.	$45,566,534	1.5%
Wingstop, Inc.	$44,791,013	1.5%
Total	$528,978,738	17.3%

Material Fund Change [Text Block]
C000028521
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class A
Trading Symbol	QUASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUASX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUASX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across several sectors. Selection within consumer discretionary, information technology and energy added to gains, while selection within health care and real estate detracted. Sector allocation also contributed positively, with overweights to consumer discretionary and technology helping offset losses from underweights in communication services and utilities. Regional selection had a modest impact, while currency effects were not a significant factor during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
07/15	$9,574	$10,000	$10,000
07/16	$8,835	$10,561	$9,470
07/17	$10,778	$12,256	$11,152
07/18	$14,441	$14,246	$13,707
07/19	$16,266	$15,384	$13,540
07/20	$19,304	$17,223	$14,352
07/21	$27,286	$23,500	$20,237
07/22	$18,934	$22,410	$15,546
07/23	$20,189	$25,327	$17,346
07/24	$22,154	$30,936	$19,566
07/25	$23,525	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.19%	4.03%	9.41%
Class A (with sales charges)	1.68%	3.14%	8.93%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2000 Growth Index	3.15%	7.06%	7.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,061,118,294
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 24,215,933
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,061,118,294
# of Portfolio Holdings	105
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$24,215,933

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	23.9%
Industrials	22.6%
Health Care	20.2%
Consumer Discretionary	15.0%
Financials	9.0%
Consumer Staples	3.8%
Materials	1.8%
Investment Companies	1.0%
Communication Services	0.7%
Energy	0.6%
Short-Term Investments	4.8%
Other assets less liabilities	-3.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$80,554,940	2.6%
Rush Street Interactive, Inc.	$57,524,564	1.9%
SPX Technologies, Inc.	$55,945,214	1.8%
Modine Manufacturing Co.	$53,259,521	1.8%
Primoris Services Corp.	$49,785,984	1.6%
AeroVironment, Inc.	$49,017,463	1.6%
Piper Sandler Cos.	$46,315,463	1.5%
Construction Partners, Inc. - Class A	$46,218,042	1.5%
Semtech Corp.	$45,566,534	1.5%
Wingstop, Inc.	$44,791,013	1.5%
Total	$528,978,738	17.3%

Material Fund Change [Text Block]
C000028523
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class C
Trading Symbol	QUACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.87%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across several sectors. Selection within consumer discretionary, information technology and energy added to gains, while selection within health care and real estate detracted. Sector allocation also contributed positively, with overweights to consumer discretionary and technology helping offset losses from underweights in communication services and utilities. Regional selection had a modest impact, while currency effects were not a significant factor during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$9,157	$10,561	$9,470
07/17	$11,090	$12,256	$11,152
07/18	$14,749	$14,246	$13,707
07/19	$16,489	$15,384	$13,540
07/20	$19,420	$17,223	$14,352
07/21	$27,245	$23,500	$20,237
07/22	$18,767	$22,410	$15,546
07/23	$19,862	$25,327	$17,346
07/24	$21,629	$30,936	$19,566
07/25	$22,799	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.41%	3.26%	8.59%
Class C (with sales charges)	4.41%	3.26%	8.59%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2000 Growth Index	3.15%	7.06%	7.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,061,118,294
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 24,215,933
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,061,118,294
# of Portfolio Holdings	105
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$24,215,933

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	23.9%
Industrials	22.6%
Health Care	20.2%
Consumer Discretionary	15.0%
Financials	9.0%
Consumer Staples	3.8%
Materials	1.8%
Investment Companies	1.0%
Communication Services	0.7%
Energy	0.6%
Short-Term Investments	4.8%
Other assets less liabilities	-3.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$80,554,940	2.6%
Rush Street Interactive, Inc.	$57,524,564	1.9%
SPX Technologies, Inc.	$55,945,214	1.8%
Modine Manufacturing Co.	$53,259,521	1.8%
Primoris Services Corp.	$49,785,984	1.6%
AeroVironment, Inc.	$49,017,463	1.6%
Piper Sandler Cos.	$46,315,463	1.5%
Construction Partners, Inc. - Class A	$46,218,042	1.5%
Semtech Corp.	$45,566,534	1.5%
Wingstop, Inc.	$44,791,013	1.5%
Total	$528,978,738	17.3%

Material Fund Change [Text Block]
C000028527
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class I
Trading Symbol	QUAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across several sectors. Selection within consumer discretionary, information technology and energy added to gains, while selection within health care and real estate detracted. Sector allocation also contributed positively, with overweights to consumer discretionary and technology helping offset losses from underweights in communication services and utilities. Regional selection had a modest impact, while currency effects were not a significant factor during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 2000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$9,262	$10,561	$9,470
07/17	$11,328	$12,256	$11,152
07/18	$15,212	$14,246	$13,707
07/19	$17,178	$15,384	$13,540
07/20	$20,439	$17,223	$14,352
07/21	$28,959	$23,500	$20,237
07/22	$20,154	$22,410	$15,546
07/23	$21,555	$25,327	$17,346
07/24	$23,718	$30,936	$19,566
07/25	$25,220	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	6.34%	4.29%	9.69%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2000 Growth Index	3.15%	7.06%	7.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,061,118,294
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 24,215,933
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,061,118,294
# of Portfolio Holdings	105
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$24,215,933

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	23.9%
Industrials	22.6%
Health Care	20.2%
Consumer Discretionary	15.0%
Financials	9.0%
Consumer Staples	3.8%
Materials	1.8%
Investment Companies	1.0%
Communication Services	0.7%
Energy	0.6%
Short-Term Investments	4.8%
Other assets less liabilities	-3.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$80,554,940	2.6%
Rush Street Interactive, Inc.	$57,524,564	1.9%
SPX Technologies, Inc.	$55,945,214	1.8%
Modine Manufacturing Co.	$53,259,521	1.8%
Primoris Services Corp.	$49,785,984	1.6%
AeroVironment, Inc.	$49,017,463	1.6%
Piper Sandler Cos.	$46,315,463	1.5%
Construction Partners, Inc. - Class A	$46,218,042	1.5%
Semtech Corp.	$45,566,534	1.5%
Wingstop, Inc.	$44,791,013	1.5%
Total	$528,978,738	17.3%

Material Fund Change [Text Block]
C000159958
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class Z
Trading Symbol	QUAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/QUAZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund outperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across several sectors. Selection within consumer discretionary, information technology and energy added to gains, while selection within health care and real estate detracted. Sector allocation also contributed positively, with overweights to consumer discretionary and technology helping offset losses from underweights in communication services and utilities. Regional selection had a modest impact, while currency effects were not a significant factor during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 2000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$9,270	$10,561	$9,470
07/17	$11,351	$12,256	$11,152
07/18	$15,257	$14,246	$13,707
07/19	$17,245	$15,384	$13,540
07/20	$20,538	$17,223	$14,352
07/21	$29,124	$23,500	$20,237
07/22	$20,286	$22,410	$15,546
07/23	$21,712	$25,327	$17,346
07/24	$23,911	$30,936	$19,566
07/25	$25,448	$35,989	$20,183

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	6.43%	4.38%	9.79%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 2000 Growth Index	3.15%	7.06%	7.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,061,118,294
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 24,215,933
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,061,118,294
# of Portfolio Holdings	105
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (Net)	$24,215,933

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	23.9%
Industrials	22.6%
Health Care	20.2%
Consumer Discretionary	15.0%
Financials	9.0%
Consumer Staples	3.8%
Materials	1.8%
Investment Companies	1.0%
Communication Services	0.7%
Energy	0.6%
Short-Term Investments	4.8%
Other assets less liabilities	-3.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Credo Technology Group Holding Ltd.	$80,554,940	2.6%
Rush Street Interactive, Inc.	$57,524,564	1.9%
SPX Technologies, Inc.	$55,945,214	1.8%
Modine Manufacturing Co.	$53,259,521	1.8%
Primoris Services Corp.	$49,785,984	1.6%
AeroVironment, Inc.	$49,017,463	1.6%
Piper Sandler Cos.	$46,315,463	1.5%
Construction Partners, Inc. - Class A	$46,218,042	1.5%
Semtech Corp.	$45,566,534	1.5%
Wingstop, Inc.	$44,791,013	1.5%
Total	$528,978,738	17.3%

Material Fund Change [Text Block]